Fair Value Measurements - Financial Liabilities Measured At Fair Value On Recurring Basis Using Significant Unobservable Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Acquisition-related contingent consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of period	$ 262,113	$ 143,502
Acquisitions	0	146,866
Amounts settled	(122,559)	(55,896)
Measurement period adjustments	0	3,700
Changes in fair value recorded in earnings	49,949	23,823
Effect of currency translation	939	118
Fair Value Adjustments and Accretion		23,823
Payments and Other	(121,620)	(55,778)
End of period	190,442	262,113
Acquisition-related contingent consideration | Qualitest
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of period	0	1,137
Fair Value Adjustments and Accretion		(1,137)
Payments and Other		0
End of period		0
Acquisition-related contingent consideration | Sumavel DosePro
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of period	0	631
Fair Value Adjustments and Accretion		(631)
Payments and Other		0
End of period		0
Acquisition-related contingent consideration | Auxilium acquisition
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of period	21,097	26,435
Changes in fair value recorded in earnings	467
Fair Value Adjustments and Accretion		8,952
Payments and Other	(8,503)	(14,290)
End of period	13,061	21,097
Acquisition-related contingent consideration | Lehigh Valley Technologies, Inc. acquisitions
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of period	96,000	97,003
Changes in fair value recorded in earnings	40,016
Fair Value Adjustments and Accretion		30,676
Payments and Other	(73,015)	(31,679)
End of period	63,001	96,000
Acquisition-related contingent consideration | VOLTAREN® Gel acquisition
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of period	118,395	0
Changes in fair value recorded in earnings	18,586
Fair Value Adjustments and Accretion		(18,807)
Payments and Other	(38,857)	(8,853)
End of period	98,124	118,395
Acquisition-related contingent consideration | Other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of period	26,621	18,296
Changes in fair value recorded in earnings	(9,120)
Fair Value Adjustments and Accretion		4,770
Payments and Other	(1,245)	(956)
End of period	16,256	26,621
Acquisition-related contingent consideration and other measurement period adjustments
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisitions	0	150,566
Acquisition-related contingent consideration and other measurement period adjustments | Qualitest
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisitions		0
Acquisition-related contingent consideration and other measurement period adjustments | Sumavel DosePro
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisitions		0
Acquisition-related contingent consideration and other measurement period adjustments | Auxilium acquisition
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisitions	0	0
Acquisition-related contingent consideration and other measurement period adjustments | Lehigh Valley Technologies, Inc. acquisitions
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisitions	0	0
Acquisition-related contingent consideration and other measurement period adjustments | VOLTAREN® Gel acquisition
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisitions	0	146,055
Acquisition-related contingent consideration and other measurement period adjustments | Other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisitions	$ 0	$ 4,511